CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 678,492	$ 1,628,136
Deferred transaction cost	2,067,199
Prepaid expenses and other current assets	498,642	313,499
Total Current Assets	3,244,333	1,941,635
Property and equipment, net	228,596	245,788
Restricted cash	150,776	150,477
Other assets	495,868	116,333
Total Assets	4,119,573	2,454,233
Current Liabilities
Accounts payable	5,255,972	3,277,525
Accrued expenses	1,162,798	1,402,750
Short term debt, net	2,062,249	7,483,847
Derivative liabilities	42,073	1,741,222
Operating lease obligation	162,756
Financing lease obligation	19,421	20,442
Deferred grant proceeds	183,800	183,800
Total Current Liabilities	8,889,069	14,109,586
Non-Current Liabilities
Deferred rent		3,739
Operating lease obligations, less current portion	267,188
Financing lease obligation, less current portion	22,903	33,720
Long term debt, net	1,046,136	1,016,727
Total Non-Current Liabilities	1,336,227	1,054,186
Total Liabilities	10,225,296	15,163,772
Stockholders' Deficit
Common stock, $0.001 par value, 20,000,000 authorized at June 30, 2019 and December 31, 2018, 13,024,138 and 10,347,418 issued and outstanding at June 30, 2019 and December 31, 2018, respectively	13,024	10,347
Accumulated other comprehensive income		451
Additional paid-in capital	34,969,863	18,516,857
Accumulated deficit	(41,088,610)	(31,237,194)
Total Stockholders' Deficit	(6,105,723)	(12,709,539)
Total Liabilities and Stockholders' Deficit	$ 4,119,573	$ 2,454,233